Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 193,486	$ 741,228
Prepaid expenses and other current assets	318,218	332,396
Accounts receivable - related party		25,000
Total Current Assets	511,704	1,098,624
Prepaid expenses, non-current		308,218
Cash and marketable securities held in Trust Account	194,224,782	191,653,961
Total Assets	194,736,486	193,060,803
Current Liabilities:
Accrued offering costs and expenses	448,480	104,898
Income Tax Payable	462,271
Due to related party	25,000	1,613
Total Current Liabilities	935,751	106,511
Deferred tax liability	36,940
Warrant liabilities	857,787	7,216,022
Total Liabilities	1,830,478	7,322,533
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 18,975,000 shares at redemption value of $10.20 at December 31, 2022 and $10.10 at December 31, 2021	193,525,484	191,647,500
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,193,750 shares issued and outstanding (excluding 18,975,000 shares subject to possible redemption)	519	519
Additional paid-in capital
Accumulated deficit	(619,995)	(5,909,749)
Total Stockholders' Deficit	(619,476)	(5,909,230)
Total Liabilities, Redeemable Common Stock and Stockholders' Deficit	$ 194,736,486	$ 193,060,803